Description of Business (Details) (USD $)	Dec. 31, 2011	Nov. 19, 2009
Liberty Entertainment, Inc.
Ownership interests
Liberty interest in DIRECTV Group (as a percent)		57.00%
Assets acquired, cash and cash equivalents (in dollars)		120,000,000
Indebtedness and a related series of equity collars (in dollars)		2,100,000,000
Game Show Network, LLC
Ownership interests
Ownership percentage of equity method investment	60.00%	65.00%
Regional sports networks
Ownership interests
Percentage of interest acquired		100.00%
Assets acquired, cash and cash equivalents (in dollars)		56,000,000
Sky Brasil
Ownership interests
Ownership percentage in subsidiary	93.00%
Sky Mexico
Ownership interests
Ownership percentage of equity method investment	41.00%